Consolidated cash flow statement - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net profit		€ 7,140	€ 8,269	€ 6,621
Taxation		2,199	2,068	1,935
Share of net profit of joint ventures/associates and other income/(loss) from non-current investments		(209)	(232)	(282)
Net monetary (gain)/loss arising from hyperinflationary economies		142	157	74
Net finance costs		486	493	354
Operating profit		9,758	10,755	8,702
Depreciation, amortisation and impairment		1,579	1,946	1,763
Changes in working capital:		814	(422)	(47)
Inventories		340	(1,398)	(458)
Trade and other receivables		768	(1,852)	(307)
Trade payables and other liabilities		(294)	2,828	718
Pensions and similar obligations less payments		(281)	(119)	(183)
Provisions less payments		(185)	203	(61)
Elimination of (profits)/losses on disposals		(433)	(2,335)	23
Non-cash charge for share-based compensation		212	177	161
Other adjustments		97	(116)	(53)
Cash flow from operating activities		11,561	10,089	10,305
Income tax paid		(2,135)	(2,807)	(2,333)
Net cash flow from operating activities		9,426	7,282	7,972
Interest received		267	287	148
Purchase of intangible assets		(243)	(253)	(232)
Purchase of property, plant and equipment		(1,502)	(1,456)	(1,108)
Disposal of property, plant and equipment		42	82	101
Acquisition of businesses and investments in joint ventures and associates		(704)	(979)	(2,131)
Disposal of businesses, joint ventures and associates		436	4,622	43
Acquisition of other non-current investments		(533)	(170)	(142)
Disposal of other non-current investments		62	266	137
Dividends from joint ventures, associates and other non-current investments		239	185	185
(Purchase)/sale of financial assets		(358)	(131)	(247)
Net cash flow (used in)/from investing activities		(2,294)	2,453	(3,246)
Dividends paid on ordinary share capital		(4,363)	(4,329)	(4,483)
Interest paid		(899)	(744)	(488)
Net change in short-term borrowings		(570)	(545)	656
Additional financial liabilities		4,972	7,776	4,748
Repayment of financial liabilities		(3,905)	(8,440)	(3,550)
Capital element of lease rental payments		(394)	(518)	(464)
Repurchase of shares		(1,507)	(1,509)	(3,018)
Other financing activities	[1]	(527)	(581)	(500)
Net cash flow (used in)/from financing activities		(7,193)	(8,890)	(7,099)
Net increase/(decrease) in cash and cash equivalents		(61)	845	(2,373)
Cash and cash equivalents at the beginning of the year		4,225	3,387	5,475
Effect of foreign exchange rate changes		(119)	(7)	285
Cash and cash equivalents at the end of the year		€ 4,045	€ 4,225	€ 3,387

[1]	Other financing activities include cash paid for the purchase of non-controlling interests and dividends paid to minority interests.